GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of revenues by geographic location
	Six months ended June 30,
	2026	2025
Europe	$19,995	$24,391
Asia and Oceania	11,780	7,865
Americas	12,301	6,760
Middle East and Africa	10,086	8,185

	$54,162	$47,201

Schedule of long-lived assets by geographic location
	June 30,	December 31,
	2026	2025
Israel	$11,516	$10,978
Other	351	554
	$11,867	$11,532